BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$ 3,843	$ 2,350	$ (460)
Interest expenses subject to convertible debentures		4		[1]
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ 3,843	$ 2,354	$ (460)
Weighted average Ordinary shares outstanding	11,403,596	10,207,111	9,389,512
Effect of dilutive securities:
Employees stock options	774,914	206,030		[1]
Warrants	138,992	3,106
Convertible debentures		684,407		[1]
Total effect of dilutive securities	913,906	893,543		[1]
Diluted weighted average Ordinary shares outstanding	12,317,502	11,100,654	9,389,512
Basic net earnings (loss) per share	$ 0.34	$ 0.23	$ (0.05)
Diluted net earnings (loss) per share	$ 0.31	$ 0.21	$ (0.05)

[1]	Anti-dilutive.